Note 6 - Fixed Assets (Details) - Fixed Assets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total plant, equipment and other	$ 35,378,401	$ 41,713,660	$ 43,808,625
Less: Accumulated depreciation	(5,525,331)	(4,721,312)	(2,398,394)
Net fixed assets	29,853,070	36,992,348	41,410,231
Assets Held-for-sale [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		12,523,754
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		1,549,059	1,596,232
Building [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		2,517,869	2,584,201
Water Disposal and Handling Facilities [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		12,645,595	15,981,366
Fixed Assets not yet in Service [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		858,000	11,002,911
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		7,390,668	8,246,376
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		1,663,645	1,663,646
Furniture, Fixtures & Other Plant Equipment [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		590,070	733,893
Total Plant, Equipment Excluding Biomass Project [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		39,738,660	41,808,625
Biomass Project [Member]
Property, Plant and Equipment [Line Items]
Total plant, equipment and other		$ 1,975,000	$ 2,000,000